Supplemental Information on Oil and Gas Operations (Unaudited (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 MMBbls	Dec. 31, 2012 MMBbls
Capitalized Costs Related to Oil and Gas Assets
Proved properties	$ 3,225,769	$ 2,454,855
Unproved properties	1,520,870	2,162,315
Total	4,746,639	4,617,169
Less: amount impaired	(2,268,977)	(1,515,112)
Capitalized cost net of impairment	2,477,662	3,102,057
Less: accumulated depletion	(707,143)	(574,809)
Total	1,770,519	2,527,248
Costs incurred in Oil and Gas Activities:
Development	734,642	374,967
Exploration
Total	$ 734,642	$ 374,967
Oil (MBbls) [Member]
Summary of proved developed and undeveloped reserves
Proved reserves as at January 1	26,583	12,800
Extensions and discoveries	1,291	25,434
Dispositions	0
Production	(9,453)	(11,651)
Revisions of prior estimates	2,531
Total Proved reserves as at December 31	20,952	26,583
Proved developed producing	20,952	26,583
Non-producing
Proved undeveloped	2,417	1,088
Total Proved reserves as at December 31	23,369	26,583